Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Consolidated Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 852,507,334	$ 45,237	$ 898,650,510	$ 921,490,232
Operating income	154,840,535	8,217	139,557,171	100,143,303
Net income	70,313,455	3,731	54,516,823	32,155,333
Total comprehensive income	6,124,939	325	(12,805,619)	7,434,083
Distribution of the net profit (loss) to:
Equity holders of the parent	67,730,891	3,594	52,566,197	29,325,921
Non-controllinginterest	2,582,564	137	1,950,626	2,829,412
Net income	70,313,455	3,731	54,516,823	32,155,333
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	5,450,679	289	(11,770,227)	1,201,698
Non-controllinginterest	674,260	36	(1,035,392)	6,232,385
Total comprehensive income (loss) for the year	6,124,939	$ 325	(12,805,619)	7,434,083
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	98,420,289		100,716,444	93,644,173
Operating costs and expenses	89,732,428		95,984,880	86,920,692
Operating income	8,687,861		4,731,564	6,723,481
Net income	5,051,145		3,809,694	5,656,132
Total comprehensive income	1,466,783		5,047,838	7,737,797
Distribution of the net profit (loss) to:
Equity holders of the parent	2,565,733		1,942,944	2,884,627
Non-controllinginterest	2,485,412		1,866,750	2,771,505
Net income	5,051,145		3,809,694	5,656,132
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	748,059		2,574,397	3,978,263
Non-controllinginterest	718,724		2,473,441	3,759,534
Total comprehensive income (loss) for the year	$ 1,466,783		$ 5,047,838	$ 7,737,797